Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Apr. 30, 2025 JPY (¥)	May 01, 2024 JPY (¥)
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	¥ 15,349,541	$ 99,640	¥ 9,139,641
Less: Allowance for expected credit loss
Accounts receivable, net	¥ 15,349,541	$ 99,640	¥ 9,139,641